Equity (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Common and Preferred Shares Outstanding

The following table details our common and preferred shares outstanding.

	As at and for the year ended
	October 31, 2018				October 31, 2017
(Millions of Canadian dollars, except the number of shares and dividends per share)	Number of shares (thousands)	Amount	Dividends declared per share		Number of shares (thousands)	Amount	Dividends declared per share
Common shares issued
Balance at beginning of period	1,452,898	$17,730			1,485,394	$17,939
Issued in connection with share-based compensation plans (1)	1,466	92			3,477	227
Purchased for cancellation (2)	(15,335)	(187)			(35,973)	(436)
Balance at end of period	1,439,029	$17,635		$3.77	1,452,898	$17,730		$3.48
Treasury shares – common shares
Balance at beginning of period	(363)	$(27)			(1,159)	$(80)
Purchases	(53,964)	(5,470)			(46,066)	(4,361)
Sales	54,092	5,479			46,862	4,414
Balance at end of period	(235)	$(18)			(363)	$(27)
Common shares outstanding	1,438,794	$17,617			1,452,535	$17,703
Preferred shares issued
First preferred (3)
Non-cumulative, fixed rate
Series W	12,000	$300		$1.23	12,000	$300		$1.23
Series AA	12,000	300		1.11	12,000	300		1.11
Series AB (4)	–	–		–	–	–		0.99
Series AC	8,000	200		1.15	8,000	200		1.15
Series AD (5)	10,000	250		1.13	10,000	250		1.13
Series AE	10,000	250		1.13	10,000	250		1.13
Series AF	8,000	200		1.11	8,000	200		1.11
Series AG	10,000	250		1.13	10,000	250		1.13
Series BH	6,000	150		1.23	6,000	150		1.23
Series BI	6,000	150		1.23	6,000	150		1.23
Series BJ	6,000	150		1.31	6,000	150		1.31
Series C-1 (6)	–	–	US$	–	82	107	US$	55.00
Non-cumulative, 5-Year Rate Reset
Series AJ	13,579	339		0.88	13,579	339		0.88
Series AL	12,000	300		1.07	12,000	300		1.07
Series AZ	20,000	500		1.00	20,000	500		1.00
Series BB	20,000	500		0.98	20,000	500		0.98
Series BD	24,000	600		0.90	24,000	600		0.90
Series BF	12,000	300		0.90	12,000	300		0.90
Series BK	29,000	725		1.38	29,000	725		1.38
Series BM	30,000	750		1.38	30,000	750		1.38
Non-cumulative, floating rate
Series AK	2,421	61		0.78	2,421	61		0.62
Non-cumulative, fixed rate/floating rate
Series C-2	20	31	US$	67.50	20	31	US$	67.50
	251,020	$6,306			251,102	$6,413
Treasury shares – preferred shares
Balance at beginning of period (7)	6	$–			31	$–
Purchases	(10,215)	(256)			(5,311)	(130)
Sales	10,323	259			5,286	130
Balance at end of period (7)	114	$3			6	$–
Preferred shares outstanding	251,134	$6,309			251,108	$6,413

(1)	Includes fair value adjustments to stock options of $15 million (2017 – $46 million).
(2)	During the year ended October 31, 2018, we purchased common shares for cancellation at an average cost of $99.29 per share with a book value of $12.22 per share. During the year ended October 31, 2017, we purchased common shares for cancellation at an average cost of $86.47 per share with a book value of $12.15 per share.
(3)	First Preferred Shares were issued at $25 per share with the exception of Non-Cumulative Perpetual First Preferred Shares, Series C-1 (Series C-1) and Non-Cumulative Fixed Rate/Floating Rate First Preferred Shares, Series C-2 (Series C-2) which were issued at US$1,000 per share (equivalent to US$25 per depositary share).
(4)	On September 27, 2017, we redeemed all 12 million issued and outstanding Non-Cumulative First Preferred Shares, Series AB, for cash at a redemption price of $25 per share.
(5)	On November 24, 2018, we redeemed all 10 million Non-Cumulative First Preferred Shares Series AD at a price of $25 per share.
(6)	On November 13, 2017, we redeemed all 82,050 issued and outstanding Series C-1 shares for cash at a redemption price of US$1,000 per share (equivalent to US$25 per related depositary share).
(7)	Positive amounts represent a short position in treasury shares.

Summary of Significant Terms and Conditions of Preferred Shares

Significant terms and conditions of preferred shares

As at October 31, 2018	Initial Period Annual Yield	Premium	Current Dividend per share (1)		Earliest redemption date (2)	Issue Date	Redemption price (2) (3)
Preferred shares
First preferred
Non-cumulative, fixed rate
Series W (4)	4.90%			$.306250	February 24, 2010	January 31, 2005		$25.00
Series AA	4.45%			.278125	May 24, 2011	April 4, 2006		25.00
Series AC	4.60%			.287500	November 24, 2011	November 1, 2006		25.00
Series AD (5)	4.50%			.281250	February 24, 2012	December 13, 2006		25.00
Series AE	4.50%			.281250	February 24, 2012	January 19, 2007		25.00
Series AF	4.45%			.278125	May 24, 2012	March 14, 2007		25.00
Series AG	4.50%			.281250	May 24, 2012	April 26, 2007		25.00
Series BH (6)	4.90%			.306250	November 24, 2020	June 5, 2015		26.00
Series BI (6)	4.90%			.306250	November 24, 2020	July 22, 2015		26.00
Series BJ (6)	5.25%			.328125	February 24, 2021	October 2, 2015		26.00
Non-cumulative, 5-Year Rate Reset (7)
Series AJ	5.00%	1.93%		.220000	February 24, 2014	September 16, 2008		25.00
Series AL	5.60%	2.67%		.266250	February 24, 2014	November 3, 2008		25.00
Series AZ (6)	4.00%	2.21%		.250000	May 24, 2019	January 30, 2014		25.00
Series BB (6)	3.90%	2.26%		.243750	August 24, 2019	June 3, 2014		25.00
Series BD (6)	3.60%	2.74%		.225000	May 24, 2020	January 30, 2015		25.00
Series BF (6)	3.60%	2.62%		.225000	November 24, 2020	March 13, 2015		25.00
Series BK (6)	5.50%	4.53%		.343750	May 24, 2021	December 16, 2015		25.00
Series BM (6)	5.50%	4.80%		.343750	August 24, 2021	March 7, 2016		25.00
Non-cumulative, floating rate
Series AK (8)		1.93%		.212482	February 24, 2019	February 24, 2014		25.00
Non-cumulative, fixed rate/floating rate
Series C-2 (9)	6.75%	4.052%	US$	16.875000	November 7, 2023	November 2, 2015	US$	1,000.00

(1)	Non-cumulative preferential dividends of each Series are payable quarterly, as and when declared by the Board of Directors, on or about the 24th day (7th day for Series C-2) of February, May, August and November.
(2)	Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may, on or after the dates specified above, redeem First Preferred Shares. In the case of Series AJ, AL, AZ, BB, BD, BF, BK, BM and AK, these may be redeemed for cash at a price per share of $25 if redeemed on the earliest redemption date and on the same date every fifth year thereafter. In the case of Series W, AA, AC, AD, AE, AF, AG, BH, BI and BJ, these may be redeemed for cash at a price per share of $26 if redeemed during the 12 months commencing on the earliest redemption date and decreasing by $0.25 each 12-month period thereafter to a price per share of $25 if redeemed four years from the earliest redemption date or thereafter. Series C-2 may be redeemed at a price of US$1,000 on the earliest redemption date and any dividend payment date thereafter.
(3)	Subject to the consent of OSFI and the requirements of the Bank Act (Canada), we may purchase the First Preferred Shares of each Series for cancellation at the lowest price or prices at which, in the opinion of the Board of Directors, such shares are obtainable.
(4)	Subject to the approval of the Toronto Stock Exchange, we may, on or after February 24, 2010, convert First Preferred Shares Series W into our common shares. First Preferred Shares Series W may be converted into that number of common shares determined by dividing the current redemption price by the greater of $2.50 and 95% of the weighted average trading price of common shares at such time.
(5)	On November 24, 2018, we redeemed all 10 million Non-Cumulative First Preferred Shares Series AD at a price of $25 per share.
(6)	The preferred shares include non-viability contingency capital (NVCC) provisions, necessary for the shares to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1 and with a conversion price based on the greater of: (i) a floor price of $5 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the preferred share value ($25 plus declared and unpaid dividends) by the conversion price.
(7)	The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus the premium indicated. The holders have the option to convert their shares into non-cumulative floating rate First Preferred Shares subject to certain conditions on the earliest redemption date and every fifth year thereafter at a rate equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated.
(8)	The dividend rate is equal to the three-month Government of Canada Treasury Bill rate plus the premium indicated. The holders have the option to convert their shares into non-cumulative First Preferred Shares, Series AJ subject to certain conditions on February 24, 2019 and every fifth year thereafter.
(9)	The dividend rate will change on the earliest redemption date at a rate equal to the 3-month LIBOR plus the premium indicated. Series C-2 do not qualify as Tier 1 regulatory capital.

Summary of Non-controlling Interests

Non-controlling interests

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
RBC Trust Capital Securities (1)
Series 2008-1	$–	$511
Other	94	88
	$94	$599

(1)	As at October 31, 2018, we have redeemed all remaining outstanding RBC TruCS Series 2008-1.